Share-based payment Arrangement (Tables)	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Summary of Terms and Conditions Related to Grants of Share Based Payment Arrangement

(1)	The terms and conditions related to the grants of the share-based payment arrangement are as follows:

1)	Share-based payment arrangement with cash alternatives

	Series
	5	6	7-1(*)	7-2(*)
Grant date	March 26, 2020	March 25, 2021	March 25, 2022
Types of shares to be issued	Registered common shares
Grant method	Reissue of treasury shares , Cash settlement
Number of shares (in share)	370,355	71,726	98,425	96,820
Exercise price (in won)	38,452	50,276	56,860	56,860
Exercise period	Mar. 27, 2023 ~ Mar. 26, 2027	Mar. 26, 2023 ~ Mar. 25, 2026	Mar. 26, 2025 ~ Mar. 25, 2029	Mar. 26, 2024 ~ Mar. 25, 2027
Vesting conditions	3 years’ service from the grant date	2 years’ service from the grant date	2 years’ service from the grant date	2 years’ service from the grant date

(*)	For the year ended December 31, 2024, 196,850 shares of stock options granted in the 7 th -1 series and 12,884 shares of stock options granted in the 7 th -2 series were canceled.
2)	Cash-settled share-based payment arrangement

Granted in 2022
Share appreciation rights of SK Telecom Co., Ltd.
Grant date	January 1, 2022
Grant method	Cash settlement
Number of shares (in share)	338,525
Exercise price (in won)	56,860
Exercise period	Jan. 1, 2024 ~ Mar. 25, 2025
Vesting conditions	2 years’ service from the grant date
3)	Equity-settled share-based payment arrangement
The Parent Company newly established Performance Share Units (“PSU”) for executives of the Parent Company and major subsidiaries as part of the compensation based on the growth of corporate value for the year ended December 31, 2024, and the details are as follows:

PSU of SK Telecom Co., Ltd.
Grant date	March 28, 2023	March 26, 2024
Types of shares to be issued	Registered common shares of the Parent Company
Grant method	Reissue of treasury shares
Number of shares(*)	Fluctuates according to the share price on the expiration date and the cumulative increase rate of KOSPI200
Reference share price (in won)	47,280	52,720
Reference index (KOSPI200)	315	362
Maturity (exercise date)	The day in which the annual general meeting of shareholders is held after 3 years from the grant date
Vesting conditions	Full service in the year in which the grant date is included

(*)
The initial amount granted is a total of ₩10,813 million for 2023 and ₩12,835 million for 2024, and the amount calculated according to the adjustment rate based on the share price on the expiration date and the cumulative increase rate of KOSPI200 will be paid in shares.

(1)	The terms and conditions related to the grants of the share-based payment arrangement are as follows:

	Series
	1-1	1-2	2
Grant date	February 28, 2023		November 13, 2023
Types of shares to be issued	Registered common shares of SAPEON Inc.
Grant method	Issuance of shares
Number of shares (in share)	800	21,050	600
Exercise price (in U.S. dollars)	100.0
Exercise period(*)	Jan. 4, 2024 ~ Jan. 4, 2032	Apr. 1, 2024 ~ Apr. 1, 2032	Feb. 1, 2025 ~ Feb. 1, 2033
Vesting conditions	2 years’ service from the commencement date, 50% 3 years’ service from the commencement date, 25% 4 years’ service from the commencement date, 25%

(*)	The exercise periods vary as vesting periods for each share-based payment arrangement are different. The exercise period was disclosed based on the vesting period with the highest number of grants.

Summary of Share Compensation Expense Recognized
(2)
Share compensation expense for share-based payment arrangements with cash alternatives recognized for the year ended December 31, 2024 and the remaining share compensation expense to be recognized in subsequent periods are as follows:

(In millions of won)
	Share compensation expense
As of December 31, 2023	₩	157,750
For the year ended December 31, 2024		846
In subsequent periods		—

	₩	158,596

(2)	Share compensation expense for share-based payment arrangements for the year ended December 31, 2024 and the remaining share compensation expense to be recognized in subsequent periods are as follows:

(In millions of won)
	Share compensation expense
As of December 31, 2023	₩	2,555
For the year ended December 31, 2024		402
In subsequent periods		—

	₩	2,957

Summary of Inputs Used in Binomial Option Pricing Model
(3)
The Parent Company used binomial option-pricing models, including the binomial model, on the measurement of the fair value of the share options at the remeasurement date and the inputs used in the model are as follow:

1)	Share-based payment arrangement with cash alternatives
(i) SK Telecom Co., Ltd.

(In won)	Series
	5	6	7-1	7-2
Risk-free interest rate	2.74%	2.73%	2.81%	2.74%
Estimated option’s life	7 years	5 years	7 years	5 years
Share price on the remeasurement date	55,200	55,200	55,200	55,200
Expected volatility	16.50%	16.50%	16.50%	16.50%
Expected dividends yield	6.41%	6.41%	6.41%	6.41%
Exercise price	38,452	50,276	56,860	56,860
Per-share fair value of the option	16,748	5,668	3,820	3,080
(ii) SK Square Co., Ltd.

(In won)	Series
	5	6
Risk-free interest rate	1.52%	1.55%
Estimated option’s life	7 years	5 years
Share price (Closing price on the preceding day)	34,900	49,800
Expected volatility	8.10%	25.70%
Expected dividends yield	5.70%	4.00%
Exercise price	38,452	50,276
Per-share fair value of the option	192	8,142
2)	Cash-settled share-based payment arrangement

(In won)	Granted in 2022
Share appreciation rights of SK Telecom Co., Ltd.
Risk-free interest rate	2.87%
Estimated option’s life	3.25 years
Share price on the remeasurement date	55,200
Expected volatility	16.50%
Expected dividends yield	6.41%
Exercise price	56,860
Per-share fair value of the option	902

3)	Equity-settled share-based payment arrangement

(In won)	Granted in 2023	Granted in 2024
	PSU of SK Telecom Co., Ltd.	PSU of SK Telecom Co., Ltd.
Risk-free interest rate	3.26%	3.30%
Estimated option’s life	3 years	3 years
Share price on the grant date	48,500	54,100
Expected volatility	18.67%	15.90%
Expected dividends yield	4.90%	5.40%
Per-share fair value of the option	27,525	25,920

(3)
SAPEON Inc., a subsidiary of the Parent Company, used binomial option pricing model in the measurement of the fair value of the share options at grant date and the inputs used in the model are as follows:

(In U.S. dollars)
	1-1	1-2	2
Risk-free interest rate	4.18%	4.16%	4.67%
Estimated option’s life	5.18 years	5.42 years	5.55 years
Underlying share price	107.8	107.8	118.1
Expected volatility	43.50%	43.00%	43.00%
Expected dividends yield	0.00%	0.00%	0.00%
Exercise price	100.0	100.0	100.0
Per-share fair value of the option	50.7	51.4	61.4